Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code	12 Months Ended
Dec. 31, 2011
Voluntary Reorganization under Chapter 11 of the United States Bankruptcy Code [Abstract]
Voluntary Filing under Chapter 11 of the United States Bankruptcy Code [Text Block]
NOTE 3. Voluntary Reorganization under Chapter 11 of the United States Bankruptcy Code

The Chapter 11 Proceedings were initiated in response to sudden and severe declines in global automotive production during the latter part of 2008 and early 2009 and the adverse impact on the Company’s cash flows and liquidity. The reorganization cases are being jointly administered as Case No. 09-11786 under the caption “In re Visteon Corporation, et al”. On August 31, 2010, the Court entered the Confirmation Order confirming the Debtors’ Plan and on the Effective Date all conditions precedent to the effectiveness of the Plan and related documents were satisfied or waived and the Company emerged from bankruptcy.

Plan of Reorganization

A plan of reorganization determines the rights and satisfaction of claims of various creditors and security holders, but the ultimate settlement of certain claims will be subject to the uncertain outcome of litigation, negotiations and Court decisions up to and for a period of time after a plan of reorganization is confirmed. The following is a summary of the substantive provisions of the Plan and related transactions and is not intended to be a complete description of, or a substitute for a full and complete reading of, the Plan.

•	Cancellation of any shares of Visteon common stock and any options, warrants or rights to purchase shares of Visteon common stock or other equity securities outstanding prior to the Effective Date;

•
Issuance of approximately 45,000,000 shares of Successor common stock to certain investors in a private offering (the “Rights Offering”) exempt from registration under the Securities Act for proceeds of approximately $1.25 billion;

•	Execution of an exit financing facility including $500 million in funded, secured debt and a $200 million asset-based, secured revolver that was undrawn at the Effective Date; and,

•	Application of proceeds from such borrowings and sales of equity along with cash on hand to make settlement distributions contemplated under the Plan, including;

•	cash settlement of the pre-petition seven-year secured term loan claims of approximately $1.5 billion, along with interest of approximately $160 million;

•	cash settlement of the U.S. asset-backed lending facility (“ABL”) and related letters of credit of approximately $128 million

•	establishment of a professional fee escrow account of $68 million; and,

•	cash settlement of other claims and fees of approximately $119 million;

•
Issuance of approximately 2,500,000 shares of Successor common stock to holders of pre-petition notes, including 7% Senior Notes due 2014, 8.25% Senior Notes due 2010, and 12.25% Senior Notes due 2016; holders of the 12.25% senior notes also received warrants to purchase up to 2,355,000 shares of reorganized Visteon common stock at an exercise price of $9.66 per share;

•
Issuance of approximately 1,000,000 shares of Successor common stock and warrants to purchase up to 1,552,774 shares of Successor common stock at an exercise price of $58.80 per share for Predecessor common stock interests;

•	Issuance of approximately 1,700,000 shares of restricted stock to management under a post-emergence share-based incentive compensation program; and,

•	Reinstatement of certain pre-petition obligations including certain OPEB liabilities and administrative, general and other unsecured claims.

Financial Statement Classification

Financial reporting applicable to a company in chapter 11 of the Bankruptcy Code generally does not change the manner in which financial statements are prepared. However, financial statements for periods including and subsequent to a chapter 11 bankruptcy filing must distinguish between transactions and events that are directly associated with the reorganization proceedings and the ongoing operations of the business. Accordingly, revenues, expenses, realized gains and losses and provisions for losses that can be directly associated with the reorganization of the business have been reported separately as Reorganization items, net in the Company’s statement of operations.

Reorganization items, net included in the consolidated financial statements, including the amounts associated with the Company's discontinued operations, is comprised of the following:

	Nine Months Ended October 1	Year Ended December 31
	2010	2009
	(Dollars in Millions)
Gain on settlement of Liabilities subject to compromise	$(956)	$—
Professional fees and other direct costs, net	129	60
Gain on adoption of fresh-start accounting	(106)	—
	$(933)	$60

Cash payments for reorganization expenses	$111	$26

On the Effective Date and in connection with the Plan, the Company recorded a pre-tax gain of approximately $1.1 billion for reorganization related items. This gain included $956 million related to the cancellation of certain pre-petition obligations previously recorded as liabilities subject to compromise in accordance with terms of the Plan. Additionally, on the Effective Date, the Company became a new entity for financial reporting purposes and adopted fresh-start accounting, which requires, among other things, that all assets and liabilities be recorded at fair value resulting in a gain of $106 million. For additional information regarding fresh-start accounting see Note 4, “Fresh-Start Accounting.”